Share-based Payments - Board LTIP share awards 2023 (Details) - Board LTIP 2023 - EquityInstruments	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payments
Beginning balance	0	0
Change	40,957	0
End balance	40,957	0
Elmar Schnee
Share-Based Payments
Beginning balance	0	0
Change	14,012	0
End balance	14,012	0
Hilde Furberg
Share-Based Payments
Beginning balance	0	0
Change	5,389	0
End balance	5,389	0
Diane Parks
Share-Based Payments
Beginning balance	0	0
Change	5,389	0
End balance	5,389	0
Fred Driscoll
Share-Based Payments
Beginning balance	0	0
Change	5,389	0
End balance	5,389	0
Henrik Stenqvist
Share-Based Payments
Beginning balance	0	0
Change	5,389	0
End balance	5,389	0
Elisabeth Bjrk
Share-Based Payments
Beginning balance	0	0
Change	5,389	0
End balance	5,389	0